Consolidated Statements of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing Operations
Net revenue	€ 4,486,724	€ 4,318,073	€ 4,049,830
Cost of sales	(2,437,164)	(2,166,062)	(2,137,539)
Gross profit	2,049,560	2,152,011	1,912,291
Research and Development	(240,661)	(288,320)	(197,617)
Selling, General and Administration expenses	(814,775)	(860,348)	(775,266)
Operating Expenses	(1,055,436)	(1,148,668)	(972,883)
Operating Result	994,124	1,003,343	939,408
Finance income	13,995	9,678	9,934
Finance costs	(293,273)	(263,344)	(244,829)
Change in fair value of financial instruments		(3,752)	(7,610)
Impairment and gains / (losses) on disposal of financial instruments	30,280	(18,844)
Exchange differences	(8,246)	(11,472)	8,916
Finance result	(257,244)	(287,734)	(233,589)
Share of losses of equity accounted investees	(11,038)	(19,887)	6,933
Profit before income tax from continuing operations	725,842	695,722	712,752
Income tax expense	(131,436)	(34,408)	(168,209)
Profit after income tax from continuing operations	594,406	661,314	544,543
Consolidated profit for the year	594,406	661,314	544,543
Profit attributable to the Parent	596,642	662,700	545,456
Loss attributable to non-controlling interest	€ (2,236)	€ (1,386)	€ (913)
Basic earnings per share (Euros)	€ 0.87	€ 0.97	€ 0.80
Diluted earnings per share (Euros)	€ 0.87	€ 0.97	€ 0.80